Treasury Shares - Summary of Treasury Shares (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018
Treasury shares transaction [line items]
Number of issued shares	80,745,711	80,745,711	80,745,711
Proceeds from issue of treasury stock		₩ 300,000
Number of shares acquired				41,157,506
Treasury shares	9,418,558	7,609,263
Payment to acquire treasury shares	₩ 426,664
Kakao Co Ltd [Member]
Treasury shares transaction [line items]
Proceeds from issue of treasury stock	₩ 300,000	₩ 300,000
Number of shares acquired	1,809,295	1,266,620
Consideration Paid		₩ 302,321
Payment to acquire treasury shares	₩ 426,664
Disposals Of Treasury Shares [member]
Treasury shares transaction [line items]
Treasury shares		2,177,401
Treasury shares [member] | Kakao Co Ltd [Member]
Treasury shares transaction [line items]
Number of issued shares	1,266,620